SKADDEN, ARPS, SLATE, MEAGHER & FLOM (UK) LLP 40 BANK STREET CANARY WHARF LONDON E14 5DS _________ TEL: (020) 7519-7000 FAX: (020) 7519-7070 www.skadden.com

AFFILIATE OFFICES

_________

BOSTON

CHICAGO

HOUSTON

LOS ANGELES

NEW YORK

PALO ALTO

WASHINGTON, D.C.

WILMINGTON

_________

BEIJING

BRUSSELS

FRANKFURT

HONG KONG

MOSCOW

MUNICH

PARIS

SÃO PAULO

SHANGHAI

SINGAPORE

SYDNEY

TOKYO

TORONTO

VIENNA

February 25, 2013

DRSLTR Submission and Hand Delivered

Correspondence Relating to Draft Registration Statement

Ms Mara L. Ransom

Assistant Director

Securities and Exchange Commission

Division of Corporation Finance

100 F. Street, N.E.

Washington, D.C. 20549-3561

Re:	QIWI plc

Confidential Draft Registration Statement on Form F-1 Submitted November 5, 2012,

as amended by Amendment No. 1 to the F-1 Registration Statement.

CIK No. 0001561566

Dear Ms. Ransom:

On behalf of our client, QIWI plc (the “Company” or “QIWI” ), we hereby provide responses to comments received from the staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “Commission”) by letter dated February 11, 2013 (the “Comment Letter”), with respect to the Company’s Registration Statement on Form F-1, CIK No. 0001561566, confidentially submitted with the Commission on November 5, 2012 (the “F-1 Registration Statement”), as amended by Amendment No.1 to the F-1 Registration Statement, confidentially submitted with the Commission on January 28, 2013 (the “Amendment No.1”).

Concurrently with the submission of this response letter, the Company is confidentially submitting, through the Commission’s Electronic Data Gathering, Analysis and Retrieval system (“EDGAR”), Amendment No. 2 to the F-1 Registration Statement (the “Amendment No. 2”). For the Staff’s convenience, we will deliver three copies of the Amendment marked to show all revisions to the Registration Statement since the initial filing.

For the convenience of the Staff, each comment from the Comment Letter corresponds to the numbered paragraph in the Comment Letter and is restated in italics prior to the response to such comment. Capitalized terms used and not defined herein have the meanings given to them in the Amendment No.2. Unless otherwise stated, page references in the text of this letter correspond to pages and captions in the Amendment No.2.

QIWI plc

Response Letter to SEC Comments

February 25, 2013

General

1.	We note your response to comment 4 in our letter dated December 3, 2012 and your statement that “the Company does not believe that [the number of shares registered] will be significant compared to the QIWI shares that will not be registered.” To the extent possible, please provide additional detail regarding what you mean by the term “significant,” including any possible range of the number of shares that will be offered as a percentage of the shares outstanding.

Response:

The Company advises the Staff that although the percentage of Class B Shares to be registered has not yet been determined, it does not expect that it will exceed 35% of the Class B Shares outstanding on the date of the offering.

Risk Factors, page 14

Risks Relating to Corporate Governance Matters and Organizational Structure, page 25

As a foreign private issuer whose ADSs are listed on …, page 28

2.	Clarify that you intend to follow Cyprus corporate governance law or practice, which, unlike the applicable NYSE or Nasdaq rule for domestic issuers, does not require that a majority of your directors be independent. See pp. 128-129 and p. 134 of the registration statement.

Response:

In response to the Staff’s comment, the Company has amended the disclosure on pages 128 and 134 of Amendment No. 2.

Risks Relating to the Offering, page 42

We have not yet assessed the effectiveness of our internal control . . ., page 43

3.	We note your response to comment 14 in our letter dated December 3, 2012. If true, please state explicitly that the material weakness identified has not been remediated.

Response:

In response to the Staff’s comment, the Company has revised the disclosure accordingly. Please see page 43 of the Amendment No. 2.

QIWI plc

Response Letter to SEC Comments

February 25, 2013

Business, page 89

Our Business Operations, page 93

Visa Qiwi Wallet, page 95

4.	Please file the Framework Agreement with Visa pursuant to which Qiwi Wallet became a co-branded product. Please refer to Item 8 of Form F-1 and Item 601 of Regulation S-K.

Response:

The Company notes the Staff’s comment and respectfully submits that it does not believe that the Framework Agreement with Visa (the “Framework Agreement”) falls within the definition of a material contract under Item 601(b)(10) of Regulation S-K, and is accordingly not required to be filed as an exhibit to the Registration Statement.

While the determination of whether the Framework Agreement is “material” depends upon a consideration of all of the facts and circumstances and is not a strict numerical test, regulations of the Commission set forth thresholds that provide some guidance. For example, Item 601(b)(10) of Regulation S-K treats contracts for asset purchases and sales as material if the consideration exceeds 15% of the fixed assets of the company. In addition, Item 601(b)(4) of Regulation S-K, which relates to the filing as exhibits of instruments defining the rights of securityholders, permits the exclusion of any instrument with respect to long-term debt not being registered if the total amount of securities authorized does not exceed 10% of the total assets of the company. Item 103 of Regulation S-K permits the exclusion of disclosure regarding a pending legal proceeding if the claim for damages does not exceed 10% of the current assets of the company. Finally, Item 101 of Regulation S-K requires disclosure of the class of products or services which account for 10% or more of a company’s revenue (or 15% of revenue if total revenue does not exceed $50 million) and customers must be identified by name if they generate sales of 10% or more of company revenue and the loss of such customer would have a material adverse effect on the company.

QIWI plc

Response Letter to SEC Comments

February 25, 2013

The Company does not consider this agreement material because it has generated virtually no revenue pursuant to the Framework Agreement and does not expect to generate significant revenues from it in 2013 or 2014. As such, while the Framework Agreement may become material to the Company in the future, it is currently not so.

In addition, the Company believes that its business is not “substantially dependent” on the Framework Agreement. The Framework Agreement was entered into by the Company only on November 19, 2012 as part of its long-term strategy to help to develop its Qiwi Wallet business, particularly in relation to potential growth opportunities outside of Russia and Kazakhstan where the Company believes it already enjoys strong brand recognition. As a result, the Company has not had any dependence on the Framework Agreement during the period under review, either as a license or trade name upon which its business depends to a material extent or in terms of revenue generated and does not expect that the loss of this co-branding agreement will affect its current market position and revenue.

Related Party Transactions, page 123

Bank Accounts and Deposits, page 125

5.	We note your response to comment 28 in our letter dated December 3, 2012. Please revise your prospectus to include the disclosure you include in your response regarding the amount of deposits held by related parties and the fact that you consider this amount to be material.

QIWI plc

Response Letter to SEC Comments

February 25, 2013

Response:

The Company respectfully submits that the last sentence of its response to comment 28 in the Staff’s letter dated December 3, 2012, should have read: “The Company does not consider this amount to be material”. The Company has amended the disclosure on page 125 of the Amendment No.2 to include the amount of such accounts and deposits from such affiliates (those that fall under the definition of related parties pursuant to the requirements of Item 7.B.1 of Form 20-F but may not be considered related parties under IFRS).

Taxation, page 145

Certain Russian Tax Considerations Relevant to the Purchase, Ownership and Disposition of the ADSs, page 153

6.	An investor is entitled to know of the material Russian tax consequences, and not just “certain considerations,” regarding the purchase, ownership and disposition of the ADSs. Revise accordingly (p. 153).

Response:

In response to the SEC’s comment we have amended the disclosure accordingly. Please see page 153 of Amendment No. 2.

7.	You state that “holders of ADSs that are eligible for the benefits of the United States-Russia Double Tax Treaty should generally not be subject to tax in Russia on any gain arising from the disposal of ADSs, provided that the gain is not attributable to a permanent establishment or fixed base that is or was located in Russia and provided further that less than 50 percent of [your] fixed assets consist of immovable property situated in Russia (as defined in the treaty)” (p. 154). Clarify whether it is likely that you would meet the “less than 50 percent of fixed assets” condition that would enable an ADS holder to claim the benefits of the U.S.-Russia Double Tax Treaty.

Response:

In response to the Staff’s comment, the Company has amended the disclosure on page 154 of the Amendment No.2 to clarify that because the determination of whether 50 per cent. or more of the Company’s fixed assets consist of immovable property situated in Russia is inherently factual and is made on an on-going basis, and because the relevant Russian legislation and regulations are not entirely clear, there can be no assurance that immovable property situated in Russia does not currently, or will not in the future, constitute 50 per cent. or more of its assets. If 50 per cent. or more of its assets were to consist of immovable property situated in Russia, the benefits of the United States—Russia Double Tax Treaty may not be available to an ADS holder.

QIWI plc

Response Letter to SEC Comments

February 25, 2013

Audited Consolidated Financial Statements, page F-3

2. Principles underlying preparation of consolidated financial statements, page F-10

2.1 Basis of preparation, page F-10

8.	We reviewed your response to comment 36 in our letter dated December 3, 2012 and the revisions to your disclosure. Since you have not previously issued consolidated financial statements, the financial statements included in the Confidential Draft Registration Statement represent your first annual financial statements in which you adopted IFRS. As such, it appears that you should explain how the transition to IFRSs affected your financial position, financial performance and cash flow. Please refer to paragraphs 3 and 23 of IFRS 1 and instruction 3b. to Item 8 of Form 20-F. As such, please disclose how you applied the mandatory and optional exceptions contained in Appendices B – E of IFRS 1.

Response:

The Company acknowledges that pursuant to instruction 3 to Item 8 of Form 20-F it is required to include in the Registration Statement disclosure regarding its transition to IFRS on January 1, 2007. In accordance with para 3 of IFRS 1, an entity’s first IFRS financial statements are the first annual financial statements in which the entity adopts IFRSs, by an explicit and unreserved statement in those financial statements of compliance with IFRSs. The Company made this statement for the first time in its audited financial statements for the year ended December 31, 2008, therefore the date of transition to IFRS was January 1, 2007. The Company previously presented its financial statements to its board of directors, shareholders and also used them for Cyprus statutory reporting purposes, but did not publish the report or otherwise made it widely available to public. Therefore, the Company respectfully submits that although the financial statements included in the Registration Statement represent the first published set of financial statements, the date of transition to IFRS, as defined in IFRS 1, is January 1, 2007. Since January 1, 2007, the Company did not prepare consolidated financial statements under any standards, other than IFRS. Therefore, all the disclosure required under IFRS 1 and instruction 3 to Item 8 of Form 20-F is provided as of January 1, 2007.

In accordance with the instruction 3b. to Item 8 of Form 20-F “to the extent the primary financial statements reflect the use of exceptions permitted or required by IFRS 1, the issuer shall identify each exception used”. On page F-11, the Company has provided a disclosure of the transition to IFRS, including exemptions contained in Appendices B – E of IFRS 1 applicable to the Company. There is only one optional exemption that the Company applied, which relates to the fact that it deemed all cumulative currency translation differences for all foreign operations to be zero as at January 1, 2007. Since the Company did not prepare any consolidated financial statements prior to adoption of IFRS, it did not have any cumulative translation adjustments before IFRS adoption and, therefore, did not record any cumulative translation adjustments at the date of transition to IFRS. As to mandatory exemptions, none of them applied to the Company, except for estimates. The estimates at the date of transition to IFRS are consistent with those

QIWI plc

Response Letter to SEC Comments

February 25, 2013

made for the same dates in accordance with local GAAP by its subsidiaries (after adjustments to reflect any differences in accounting policies). Therefore, it applied no other exemptions allowed or required by IFRS 1. The Company has amended the disclosure on page F-11 of Amendment No. 2 to disclose this fact.

IFRS 1, paragraph 23, further clarified by paragraphs 24-28, explains how an entity adopting IFRS and reporting under IFRS for the first time shall explain how the transition from previous GAAP to IFRS affected its reported financial position, financial performance and cash flows. In particular, paragraph 28 states that “If an entity did not present financial statements for previous periods, its first IFRS financial statements shall disclose that fact”. Since the Company had not previously prepared consolidated financial statements before the date of transition to IFRS, the Company concluded that reconciliation of IFRS consolidated financial statements to the Company’s separate financial statements would not be meaningful, since the parent company is a holding company, and most of its operations at that time were conducted by its operating subsidiaries in Russia, the CIS and China.

25. Other Income, page F-72

9.	We reviewed your response to comment 18 in our letter dated December 3, 2012 and the revisions to your disclosure. Please tell us why it’s appropriate to classify recoveries of accounts receivable written off in prior periods and write-offs of credit balances as non-operating income in light of the considerations in paragraph BC56 of IAS 1.

Response:

In response to the Staff’s comment, the Company amended its financial statements to classify the insignificant amounts of write-offs of recoveries of accounts receivable and write-offs of credit balances above profit from operations, as suggested by paragraph BC56 of IAS 1 (Please see amended F-pages of the Amendment No.2). Specifically, due to insignificance of the related amounts previously classified into other gains for the years ended December 31, 2009, 2010 and 2011 comprising 13 million, 19 million and 9 million RUB, respectively, and, for the six months ended June 30, 2011 and 2012 comprising 9 million RUB and nil, respectively, the Company reclassified them to reduce the selling, general and administrative expenses in respective periods. The Company will continue to monitor proper classification of such items in future periods depending on significance of the related amounts.

*        *        *

The Company acknowledges that (i) the Company is responsible for the adequacy and accuracy of the disclosure in the filing; (ii) Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action in respect to the

QIWI plc

Response Letter to SEC Comments

February 25, 2013

filing; and (iii) the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Should the Staff have any questions or comments, please contact me on +44 207 519 7026 or Pranav.Trivedi@skadden.com, or Michael Zeidel on +1 212 735 3259 or Michael.Zeidel@skadden.com.

Sincerely,

/s/ Pranav Trivedi

Pranav Trivedi

Partner

cc.	Securities and Exchange Commission, Division of Corporation Finance

Yolanda Guobadia

Bill Thomson

Lisa Kohl

Dietrich King

QIWI plc

Sergey Solonin

Alexander Karavaev